Inventories	12 Months Ended
Dec. 31, 2022
Inventories
Inventories

8.     Inventories

(a)	This caption is made up as follows:

	2022	2021
	US$(000)	US$(000)

Finished goods	1,267	1,396
Products in process (b)	27,212	41,619
Spare parts and supplies	89,708	86,825
	118,187	129,840
Provision for impairment of inventory (c)	(29,842)	(30,774)

	88,345	99,066

Classification by use:
Current portion	88,345	86,264
Non-current portion	—	12,802

	88,345	99,066

(b)	Products in process primarily relate to mineral in process of El Brocal amounting to US$3.9 million (935,448 Dried Metric Ton amounting to US$29.1 million as of December 31, 2021). See note 1(b).

(c)	The provision for impairment of inventory had the following movements:

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Beginning balance	30,774	31,117	25,402
Continuing operations:
Finished and in progress goods, note 21(a) -
Provision	7,243	6,877	8,920
Reversal	(8,314)	(12,348)	(3,866)
	(1,071)	(5,471)	5,054
Spare parts and supplies, note 28(a) -
Provision	22,533	22,394	17,266
Reversal	(22,394)	(17,266)	(15,762)
	139	5,128	1,504
Discontinued operations:
Spare parts and supplies, note 1(e) -
Provision	—	—	1,220
Reversal	—	—	(843)
	—	—	377
Sale of discontinued mining unit, note 1(e) -	—	—	(1,220)
Final balance	29,842	30,774	31,117

In the opinion of Group’s management, the provision for impairment of inventory adequately covers the risk of obsolescence and the net realizable test as of the date of the consolidated statements of financial position.

Sociedad Minera Cerro Verde S.A.A.
Inventories
Inventories

5.    Inventories

This item is made up as follows:

	December 31, 2022	December 31, 2021
	US$(000)	US$(000)

Current
Materials and supplies	411,656	369,324
Work-in-process (WIP) (a)	200,969	170,669
Finished goods:
Copper concentrate	23,012	9,734
Copper cathode	10,976	15,708
Molybdenum concentrate	3,598	1,776
	650,211	567,211
Non-current
WIP (a)	287,218	323,828

Total inventories	937,429	891,039
(a)

WIP inventories represent mill and leach stockpiles that have been extracted from the open pit and are available for copper recovery. Based on the future mine plan production, the Company identifies the portion of inventory that is classified as current or non-current. For mill stockpiles, recovery is through milling and concentrating. For leach stockpiles, recovery is through exposure to acidic solutions that dissolve copper and deliver it in a solution to extraction processing facilities. During 2022, the Company recorded metal inventory adjustments totaling US$7.7 million associated with the write-off of certain long-term mill and leach stockpiles. No metal inventory adjustments were recorded in 2021.